Supplemental Financial Information (Condensed Consolidating Statement Of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014		Nov. 30, 2013		Nov. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Net earnings (including net earnings (loss) attributable to noncontrolling interests)	$ 628,693		$ 504,926		$ 657,332
Distributions of earnings from subsidiaries	0		0		0
Adjustments to reconcile net earnings (including net earnings attributable to noncontrolling interests) to net cash provided by (used in) operating activities	(1,417,181)		(1,312,640)		(1,081,980)
Net cash provided by (used in) operating activities	(788,488)		(807,714)		(424,648)
Proceeds from the sale of operating properties and equipment	43,937		140,564		0
Other	(18,818)		(57,743)		(27,671)
Distributions of capital from subsidiaries	0
Intercompany investing	0		0		0
Net cash provided by (used in) investing activities	438,359		689,249		245,291
Net proceeds from convertible and senior notes	1,039,480		494,329		790,882
Redemption and partial redemption of senior notes	(250,000)		(63,751)		(210,862)
Proceeds from (Repayments of) Other Debt	(265,289)		(194,763)		(247,612)
Exercise of land option contracts from an unconsolidated land investment venture	(1,540)		(28,869)		(50,396)
Net receipts (payments) related to noncontrolling interests	(142,766)		(193,419)		1,179
Excess tax benefits from share-based awards	7,497		10,148		10,814
Common stock, Issuances	13,599		34,114		32,174
Common stock, Repurchases	(20,424)		(12,320)		(17,149)
Common stock, Dividends	(32,775)		(30,912)		(30,394)
Intercompany financing	0		0		0
Net cash provided by (used in) financing activities	661,438		(221,773)		326,496
Net increase (decrease) in cash and cash equivalents	311,309		(340,238)		147,139
Cash and cash equivalents at beginning of year	970,505		1,310,743		1,163,604
Cash and cash equivalents at end of year	1,281,814		970,505		1,310,743
Lennar Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (including net earnings (loss) attributable to noncontrolling interests)	638,916		479,674		679,124
Distributions of earnings from subsidiaries	754,737		571,548		318,998
Adjustments to reconcile net earnings (including net earnings attributable to noncontrolling interests) to net cash provided by (used in) operating activities	(583,119)		(555,792)		(783,282)
Net cash provided by (used in) operating activities	810,534		495,430		214,840
Other	(2,347)		(233)		(218)
Distributions of capital from subsidiaries	232,200
Intercompany investing	(1,515,367)		(1,333,932)		(700,846)
Net cash provided by (used in) investing activities	(1,285,514)		(1,334,165)		(701,064)
Net proceeds from convertible and senior notes	843,300		494,329		790,882
Redemption and partial redemption of senior notes	(250,000)		(63,001)		(210,862)
Proceeds from (Repayments of) Other Debt	0		0		0
Exercise of land option contracts from an unconsolidated land investment venture	0		0		0
Net receipts (payments) related to noncontrolling interests	0		0		0
Excess tax benefits from share-based awards	7,497		10,148		10,814
Common stock, Issuances	13,599		34,114		32,174
Common stock, Repurchases	(20,424)		(12,320)		(17,149)
Common stock, Dividends	(32,775)		(30,912)		(30,394)
Intercompany financing	0		0		0
Net cash provided by (used in) financing activities	561,197		432,358		575,465
Net increase (decrease) in cash and cash equivalents	86,217		(406,377)		89,241
Cash and cash equivalents at beginning of year	547,101		953,478		864,237
Cash and cash equivalents at end of year	633,318		547,101		953,478
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (including net earnings (loss) attributable to noncontrolling interests)	716,235		573,347		780,073
Distributions of earnings from subsidiaries	39,691		44,980		44,815
Adjustments to reconcile net earnings (including net earnings attributable to noncontrolling interests) to net cash provided by (used in) operating activities	(1,108,430)		(1,322,939)		(940,544)
Net cash provided by (used in) operating activities	(352,504)		(704,612)		(115,656)
Other	19,027		(46,230)		3,720
Distributions of capital from subsidiaries	65,200
Intercompany investing	0		0		0
Net cash provided by (used in) investing activities	192,154		52,589		(33,937)
Net proceeds from convertible and senior notes	0		0		0
Redemption and partial redemption of senior notes	0		(750)		0
Proceeds from (Repayments of) Other Debt	(241,539)		(67,984)		(51,918)
Exercise of land option contracts from an unconsolidated land investment venture	(1,540)		(28,869)		(50,396)
Net receipts (payments) related to noncontrolling interests	0		0		0
Excess tax benefits from share-based awards	0		0		0
Common stock, Issuances	0		0		0
Common stock, Repurchases	0		0		0
Common stock, Dividends	(781,435)		(573,347)		(312,512)
Intercompany financing	1,285,786		1,283,156		584,286
Net cash provided by (used in) financing activities	261,272		612,206		169,384
Net increase (decrease) in cash and cash equivalents	100,922		(39,817)		19,791
Cash and cash equivalents at beginning of year	151,992		191,809		172,018
Cash and cash equivalents at end of year	252,914		151,992		191,809
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (including net earnings (loss) attributable to noncontrolling interests)	67,970		68,433		29,509
Distributions of earnings from subsidiaries	0		0		0
Adjustments to reconcile net earnings (including net earnings attributable to noncontrolling interests) to net cash provided by (used in) operating activities	(520,060)		(50,437)		(189,528)
Net cash provided by (used in) operating activities	(452,090)		17,996		(160,019)
Other	(35,498)		(11,280)		(31,173)
Distributions of capital from subsidiaries	0
Intercompany investing	0		0		0
Net cash provided by (used in) investing activities	313,752		636,893		279,446
Net proceeds from convertible and senior notes	196,180		0		0
Redemption and partial redemption of senior notes	0		0		0
Proceeds from (Repayments of) Other Debt	(23,750)		(126,779)		(195,694)
Exercise of land option contracts from an unconsolidated land investment venture	0		0		0
Net receipts (payments) related to noncontrolling interests	(142,766)		(193,419)		1,179
Excess tax benefits from share-based awards	0		0		0
Common stock, Issuances	0		0		0
Common stock, Repurchases	0		0		0
Common stock, Dividends	(310,393)		(43,181)		(51,301)
Intercompany financing	229,581		50,776		116,560
Net cash provided by (used in) financing activities	262,508		(548,933)		(81,320)
Net increase (decrease) in cash and cash equivalents	124,170		105,956		38,107
Cash and cash equivalents at beginning of year	271,412		165,456		127,349
Cash and cash equivalents at end of year	395,582		271,412		165,456
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (including net earnings (loss) attributable to noncontrolling interests)	(794,428)		(616,528)		(831,374)
Distributions of earnings from subsidiaries	(794,428)		(616,528)		(363,813)
Adjustments to reconcile net earnings (including net earnings attributable to noncontrolling interests) to net cash provided by (used in) operating activities	794,428		616,528		831,374
Net cash provided by (used in) operating activities	(794,428)		(616,528)		(363,813)
Other	0		0		0
Distributions of capital from subsidiaries	(297,400)
Intercompany investing	1,515,367		1,333,932		700,846
Net cash provided by (used in) investing activities	1,217,967		1,333,932		700,846
Net proceeds from convertible and senior notes	0		0		0
Redemption and partial redemption of senior notes	0		0		0
Proceeds from (Repayments of) Other Debt	0		0		0
Exercise of land option contracts from an unconsolidated land investment venture	0		0		$ 0
Net receipts (payments) related to noncontrolling interests	0		0
Excess tax benefits from share-based awards	0		0		$ 0
Common stock, Issuances	0		0		0
Common stock, Repurchases	0		0		0
Common stock, Dividends	1,091,828		616,528		363,813
Intercompany financing	(1,515,367)		(1,333,932)		(700,846)
Net cash provided by (used in) financing activities	(423,539)		(717,404)		(337,033)
Net increase (decrease) in cash and cash equivalents	0		0		0
Cash and cash equivalents at beginning of year	0		0		0
Cash and cash equivalents at end of year	0		0		0
Lennar Homebuilding [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	55,950		101,009		(27,955)
Proceeds from the sale of operating properties and equipment	43,937		140,564
Cash and cash equivalents at beginning of year	695,424	[1]	1,146,302
Cash and cash equivalents at end of year	885,729	[1]	695,424	[1]	1,146,302
Lennar Homebuilding [Member] | Lennar Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	0		0		0
Proceeds from the sale of operating properties and equipment	0		0
Lennar Homebuilding [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	63,990		98,819		(37,657)
Proceeds from the sale of operating properties and equipment	43,937		0
Lennar Homebuilding [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	(8,040)		2,190		9,702
Proceeds from the sale of operating properties and equipment	0		140,564
Lennar Homebuilding [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	0		0		0
Proceeds from the sale of operating properties and equipment	0		0
Rialto Investments [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	27,391		(24,397)		(39,813)
Decrease in defeasance cash to retire notes payable	0		223,813		(4,427)
Receipts of principal payments on Rialto loans receivable	24,019		66,788		81,648
Proceeds from sales of Rialto real estate owned	269,698		239,215		183,883
Net (repayments) borrowings under debt facilities	65,254		76,017		0
Net proceeds from convertible and senior notes			242,736
Proceeds from (Repayments of) Other Debt	(75,879)		(471,255)
Cash and cash equivalents at beginning of year	201,496	[1]	105,310
Cash and cash equivalents at end of year	303,889	[1]	201,496	[1]	105,310
Rialto Investments [Member] | Lennar Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	0		0		0
Receipts of principal payments on Rialto loans receivable	0
Proceeds from sales of Rialto real estate owned	0
Net (repayments) borrowings under debt facilities	0		0
Net proceeds from convertible and senior notes			0
Proceeds from (Repayments of) Other Debt	0		0
Rialto Investments [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	0		0		0
Receipts of principal payments on Rialto loans receivable	0
Proceeds from sales of Rialto real estate owned	0
Net (repayments) borrowings under debt facilities	0		0
Net proceeds from convertible and senior notes			0
Proceeds from (Repayments of) Other Debt			0
Rialto Investments [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	27,391		(24,397)		(39,813)
Decrease in defeasance cash to retire notes payable			223,813		(4,427)
Receipts of principal payments on Rialto loans receivable	24,019		66,788		81,648
Proceeds from sales of Rialto real estate owned	269,698		239,215		183,883
Net (repayments) borrowings under debt facilities	65,254		76,017
Net proceeds from convertible and senior notes			242,736
Proceeds from (Repayments of) Other Debt	(75,879)		(471,255)
Rialto Investments [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	0		0		0
Receipts of principal payments on Rialto loans receivable	0
Proceeds from sales of Rialto real estate owned	0
Net (repayments) borrowings under debt facilities	0		0
Net proceeds from convertible and senior notes			0
Proceeds from (Repayments of) Other Debt	0		0
Lennar Multifamily [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	(36,182)
Cash and cash equivalents at beginning of year	519		565
Cash and cash equivalents at end of year	2,186		519		565
Lennar Multifamily [Member] | Lennar Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	0
Lennar Multifamily [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	0
Lennar Multifamily [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	(36,182)
Lennar Multifamily [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds (payments) to/from acquire interest in subsidiaries and affiliates net	0
Lennar Financial Services [Member]
Condensed Financial Statements, Captions [Line Items]
Net (repayments) borrowings under debt facilities	324,281		(83,828)		47,860
Cash and cash equivalents at beginning of year	73,066		58,566
Cash and cash equivalents at end of year	90,010		73,066		58,566
Lennar Financial Services [Member] | Lennar Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Net (repayments) borrowings under debt facilities	0		0		0
Lennar Financial Services [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net (repayments) borrowings under debt facilities	0		0		(76)
Lennar Financial Services [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net (repayments) borrowings under debt facilities	324,281		(83,828)		47,936
Lennar Financial Services [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net (repayments) borrowings under debt facilities	$ 0		$ 0		$ 0

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.